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Knights of Columbus Long/Short Equity Fund

THE ADVISORS’ INNER CIRCLE FUND III

Knights of Columbus Core Bond Fund

Knights of Columbus Limited Duration Fund

Knights of Columbus Large Cap Growth Fund

Knights of Columbus Large Cap Value Fund

Knights of Columbus Small Cap Fund

Knights of Columbus International Equity Fund

Knights of Columbus Long/Short Equity Fund

Knights of Columbus U.S. All Cap Index Fund

Knights of Columbus Real Estate Fund

(each, a “Fund” and together, the “Funds”)

Supplement, dated July 1, 2022,

to the Knights of Columbus Long/Short Equity Fund’s Summary Prospectus, dated March 1, 2022

(the “Summary Prospectus”), and

the Funds’ Prospectus, dated March 1, 2022, as supplemented

(the “Prospectus”).

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and the Prospectus, and should be read in conjunction with the Summary Prospectus and the Prospectus.

Effective immediately, the Summary Prospectus and the Prospectus are hereby amended and supplemented as follows:

1. In the “Fund Fees and Expenses” section of the Summary Prospectus, and the corresponding section of the Prospectus, the “Annual Fund Operating Expenses” table and the “Example” are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Knights of Columbus Long/Short Equity Fund		I Shares	Class S Shares
Management Fees		1.25%	1.25%
Shareholder Servicing Fees		none	0.10%
Dividend and Interest Expenses on Securities Sold Short		0.78%	0.78%
Other Operating Expenses	[1]	0.60%	0.60%
Other Expenses		1.38%	1.48%
Total Annual Fund Operating Expenses		2.63%	2.73%
Less Fee Reductions and/or Expense Reimbursements	[2]	(0.35%)	(0.35%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		2.28%	2.38%
[1]	Other Operating Expenses of I Shares have been restated to reflect current fees.
[2]	Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, Dividend and Interest Expenses on Securities Sold Short, non-routine expenses and any class-specific expenses (including Shareholder Servicing Fees) (collectively, “excluded expenses”)) from exceeding 1.50% of the average daily net assets of each of the Fund’s share classes until February 28, 2023 (the “contractual expense limit”). In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Knights of Columbus Long/Short Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
I Shares	231	784	1,364	2,938
Class S Shares	241	814	1,414	3,035